Notes to the Consolidated Statements of Cash Flows - Additional Information (Detail) - Li Cycle Holdings Corp [member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash	$ 6,858,298
Cash equivalents	590,000,000
Interest paid	$ 1,923,202	$ 519,769	$ 0